Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
Disclosure of movements in the number of share options	The changes in the number of share-based awards (PSUs and RSUs) outstanding during the six month period ended June 30, 2026, is as follows:

PSU/ RSU movements[3]	PSU / RSU (numbers)

Balance outstanding at January 1, 2026	3,423,001

Granted	1,895,303
(Performance adjustment)[1]	(395,261)
(Forfeited)[2]	(123,951)
(Expired)	—
(Exercised grants), vested PSU / RSU	(993,696)

Balance outstanding at June 30, 2026	3,805,396
[1]Performance adjustments indicate additional grants or forfeitures due to non-market performance conditions (under) over-achieved
[2]Forfeited due to service conditions not fulfilled
[3] All outstanding PSU / RSU have an exercise price of CHF 0.10.